Financial Instruments - Summary of Fair Value and Notional Amount of Derivatives to Which Hedge Accounting Is Not Applied (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedged items [line items]
Fair Value, Asset	¥ 55,770	¥ 53,561
Fair value, Liability	158	2
Foreign exchange forward contracts [member] | Hedge accounting not applied [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	21,316	39,429
Fair Value, Asset	34	680
Fair value, Liability	¥ 158	¥ 2